Fair Value Measurements - Fair Value Hierarchy (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Assets
Fair Value	$ 697,600,000	$ 6,600,000	$ 5,900,000
Total	805,100,000	6,600,000	5,900,000
Fair value assets level 1 to level 2 transfers	0	0	0
Fair value assets level 2 to level 1 transfers	0	0	0
Fair value assets transferred into (out of) level 3	0	0	0
Level 1
Assets
Fair Value	0	0	0
Total	0	0	0
Level 2
Assets
Fair Value	697,600,000	6,600,000	5,900,000
Total	805,100,000	6,600,000	5,900,000
Level 3
Assets
Fair Value	0	0	0
Total	$ 0	$ 0	$ 0